Cover Page Cover Page	Aug. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 05, 2019
Entity Registrant Name	UGI Utilities, Inc
Entity Central Index Key	0000100548
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	1-1398
Entity Tax Identification Number	23-1174060
Entity Address, Address Line One	One UGI Drive
Entity Address, City or Town	Denver
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17517
City Area Code	610
Local Phone Number	796-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false